ACCOUNTS RECEIVABLE - Schedule of Accounts Receivable (Details) - USD ($)	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Accounts Receivable, after Allowance for Credit Loss [Abstract]
Accounts receivable, gross	$ 31,345,417	$ 29,974,474
Less: allowance for doubtful accounts	(8,256,737)	(7,580,664)	$ (6,617,485)
Accounts receivable, net	$ 23,088,679	$ 22,393,810